Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 1.2%
Entertainment 1.2%
Live Nation Entertainment, Inc.(a)	68,200	5,185,928
Total Communication Services		5,185,928
Consumer Discretionary 8.3%
Auto Components 2.6%
Aptiv PLC(a)	60,800	4,755,168
BorgWarner, Inc.	214,400	6,732,160
Total		11,487,328
Hotels, Restaurants & Leisure 3.2%
Hilton Worldwide Holdings, Inc.	53,500	6,453,170
Yum! Brands, Inc.	72,000	7,656,480
Total		14,109,650
Household Durables 1.0%
Newell Brands, Inc.	312,600	4,342,014
Specialty Retail 1.5%
Ross Stores, Inc.	75,600	6,370,812
Total Consumer Discretionary		36,309,804
Consumer Staples 5.0%
Food & Staples Retailing 2.4%
Sysco Corp.	147,700	10,443,867
Food Products 2.6%
Archer-Daniels-Midland Co.	59,800	4,810,910
Tyson Foods, Inc., Class A	99,300	6,546,849
Total		11,357,759
Total Consumer Staples		21,801,626
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Coterra Energy, Inc.	268,000	7,000,160
Devon Energy Corp.	97,700	5,874,701
Total		12,874,861
Total Energy		12,874,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.4%
Banks 4.3%
Huntington Bancshares, Inc.	304,800	4,017,264
Prosperity Bancshares, Inc.	99,900	6,661,332
Zions Bancorp	161,000	8,188,460
Total		18,867,056
Capital Markets 1.6%
Bank of New York Mellon Corp. (The)	177,200	6,825,744
Insurance 11.5%
Alleghany Corp.(a)	12,801	10,744,775
Allstate Corp. (The)	43,300	5,392,149
American Financial Group, Inc.	56,800	6,982,424
Everest Re Group Ltd.	23,400	6,141,096
Old Republic International Corp.	268,000	5,609,240
Progressive Corp. (The)	76,600	8,901,686
WR Berkley Corp.	101,900	6,580,702
Total		50,352,072
Total Financials		76,044,872
Health Care 5.6%
Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The)	21,200	5,594,680
Hologic, Inc.(a)	84,800	5,471,296
Total		11,065,976
Health Care Providers & Services 3.1%
Molina Healthcare, Inc.(a)	17,300	5,706,232
Quest Diagnostics, Inc.	62,900	7,717,201
Total		13,423,433
Total Health Care		24,489,409
Industrials 20.9%
Aerospace & Defense 1.8%
Textron, Inc.	134,600	7,841,796
Airlines 1.2%
Alaska Air Group, Inc.(a)	133,000	5,206,950
Building Products 1.0%
Owens Corning	55,300	4,347,133
CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.6%
Republic Services, Inc.	20,400	2,775,216
Electrical Equipment 1.6%
Hubbell, Inc.	32,400	7,225,200
Machinery 9.4%
AGCO Corp.	67,500	6,491,475
Lincoln Electric Holdings, Inc.	37,700	4,739,644
Middleby Corp. (The)(a)	51,100	6,549,487
Oshkosh Corp.	59,000	4,147,110
Parker-Hannifin Corp.	24,300	5,888,133
Toro Co. (The)	93,200	8,059,936
Xylem, Inc.	60,400	5,276,544
Total		41,152,329
Professional Services 2.4%
Leidos Holdings, Inc.	83,800	7,329,986
ManpowerGroup, Inc.	52,100	3,370,349
Total		10,700,335
Road & Rail 2.0%
JB Hunt Transport Services, Inc.	25,500	3,988,710
Landstar System, Inc.	32,500	4,692,025
Total		8,680,735
Trading Companies & Distributors 0.9%
United Rentals, Inc.(a)	13,800	3,727,656
Total Industrials		91,657,350
Information Technology 12.9%
Communications Equipment 1.0%
Motorola Solutions, Inc.	20,700	4,636,179
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp., Class A	100,800	6,749,568
Flex Ltd.(a)	446,000	7,430,360
Total		14,179,928
IT Services 5.8%
DXC Technology Co.(a)	185,200	4,533,696
Genpact Ltd.	183,500	8,031,795
Global Payments, Inc.	59,200	6,396,560
MAXIMUS, Inc.	111,000	6,423,570
Total		25,385,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
MKS Instruments, Inc.	67,900	5,611,256
Skyworks Solutions, Inc.	35,300	3,010,031
Total		8,621,287
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	327,100	3,918,658
Total Information Technology		56,741,673
Materials 12.0%
Chemicals 3.4%
Corteva, Inc.	78,300	4,474,845
RPM International, Inc.	63,800	5,315,178
Westlake Corp.	58,400	5,073,792
Total		14,863,815
Containers & Packaging 5.4%
AptarGroup, Inc.	60,400	5,739,812
Avery Dennison Corp.	40,600	6,605,620
Crown Holdings, Inc.	66,000	5,347,980
Packaging Corp. of America	53,000	5,951,370
Total		23,644,782
Metals & Mining 3.2%
Franco-Nevada Corp.	39,600	4,731,408
Reliance Steel & Aluminum Co.	26,700	4,656,747
Steel Dynamics, Inc.	63,300	4,491,135
Total		13,879,290
Total Materials		52,387,887
Real Estate 8.7%
Equity Real Estate Investment Trusts (REITS) 8.7%
Alexandria Real Estate Equities, Inc.	63,500	8,902,065
American Homes 4 Rent, Class A	146,300	4,800,103
Camden Property Trust	31,800	3,798,510
Equity LifeStyle Properties, Inc.	103,000	6,472,520
Lamar Advertising Co., Class A	87,000	7,176,630
National Retail Properties, Inc.	173,000	6,895,780
Total		38,045,608
Total Real Estate		38,045,608

2	CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.0%
Electric Utilities 3.0%
Alliant Energy Corp.	122,400	6,485,976
Xcel Energy, Inc.	105,500	6,752,000
Total		13,237,976
Total Utilities		13,237,976
Total Common Stocks (Cost $402,285,436)		428,776,994

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	8,597,310	8,593,011
Total Money Market Funds (Cost $8,593,034)		8,593,011
Total Investments in Securities (Cost: $410,878,470)		437,370,005
Other Assets & Liabilities, Net		771,939
Net Assets		438,141,944

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	11,523,412	46,087,249	(49,017,987)	337	8,593,011	(2,287)	66,114	8,597,310
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7038_12_A01_(11/22)